SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exchange Rate [Line Items]
Israeli CPI Points	103.9	101.1	101.8
Israeli CPI Points, Change in period	2.8	(0.7)	0.6
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.110	3.215	3.456
Exchange rate, Change in period	(3.30%)	(7.00%)	(7.80%)
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.520	3.944	3.878
Exchange rate, Change in period	(10.80%)	1.70%	(10.00%)